Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Cash on hand and petty cash	450	450
Checking accounts and demand deposits	1,194,923	1,621,382
Time deposits	14,023,666	13,237,071
	15,219,039	14,858,903
a)
The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.
b)
No cash and cash equivalents of the Group were pledged to others.